MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

Our marketable securities are equity securities considered to be available-for-sale securities.

(in thousands of $)	2015	2014
Acquired as a result of the Merger	5,779	—
Purchased during the year	32,159	—
Impairment loss	(23,323)	—
	14,615	—